Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As at	December 31, 2018
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	70	-	70
Power purchases	2	-	-	2
Natural gas purchases and sales	-	2	-	2
Heavy fuel oil purchases	-	1	-	1
Foreign exchange forwards	-	29	-	29
	2	102	-	104
HFT derivatives
Power swaps and physical contracts	2	2	3	7
Natural gas swaps, futures, forwards, physical contracts and related transportation	1	36	18	55
	3	38	21	62
Other derivatives
Interest rate swap	-	1	-	1
	-	1	-	1
Total assets	5	141	21	167
Liabilities
Cash flow hedges
Foreign exchange forwards	-	5	-	5
	-	5	-	5
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	1	-	1
Power purchases	1	-	-	1
Heavy fuel oil purchases	-	1	-	1
Natural gas purchases and sales	3	-	-	3
	4	2	-	6
HFT derivatives
Power swaps and physical contracts	14	6	1	21
Natural gas swaps, futures, forwards and physical contracts	-	28	305	333
	14	34	306	354
Total liabilities	18	41	306	365
Net assets (liabilities)	$(13)	$100	$(285)	$(198)

As at	December 31, 2017
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power swaps	$5	$-	$-	$5
Foreign exchange forwards	-	2	-	2
	5	2	-	7
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	127	-	127
Power purchases	5	-	-	5
Natural gas purchases and sales	-	5	-	5
Heavy fuel oil purchases	4	8	-	12
Foreign exchange forwards	-	32	-	32
	9	172	-	181
HFT derivatives
Power swaps and physical contracts	-	3	9	12
Natural gas swaps, futures, forwards, physical contracts and related transportation	-	26	25	51
	-	29	34	63
Other derivatives
Interest rate swap	-	2	-	2
	-	2	-	2
Total assets	14	205	34	253
Liabilities
Cash flow hedges
Power swaps	2	-	-	2
Foreign exchange forwards	-	5	-	5
	2	5	-	7
Regulatory deferral
Power purchases	3	-	-	3
Natural gas purchased and sales	5	1	-	6
Foreign exchange forwards	-	4	-	4
	8	5	-	13
HFT derivatives
Power swaps and physical contracts	49	5	(4)	50
Natural gas swaps, futures, forwards and physical contracts	6	47	187	240
	55	52	183	290
Total liabilities	65	62	183	310
Net assets (liabilities)	$(51)	$143	$(149)	$(57)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2018 was as follows:

	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2018	$9	$25	$34
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(6)	(7)	(13)
Balance, December 31, 2018	$3	$18	$21

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2018 was as follows:
	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2018	$(4)	$187	$183
Total realized and unrealized gains (losses) included in non-regulated operating revenues	5	118	123
Balance, December 31, 2018	$1	$305	$306

Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
As at	December 31, 2018
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	$3	Modelled pricing	Third-party pricing	$24.31 - $50.29	$31.43
Power swaps and			Probability of default	0.03% - 0.13%	0.13%
physical contracts			Discount rate	0.03% - 2.19%	1.45%
			Correlation factor	84.98% - 84.98%	84.98%
HFT derivatives –	8	Modelled pricing	Third-party pricing	$1.80 - $12.21	$4.75
Natural gas swaps, futures,			Probability of default	0.01% - 2.94%	0.24%
forwards, physical contracts			Discount rate	0.01% - 30.62%	4.25%
and related transportation	10	Modelled pricing	Third-party pricing	$1.95 - $12.90	$8.68
			Basis adjustment	$0.07 - $3.43	$1.88
			Probability of default	0.01% - 3.20%	0.57%
			Discount rate	0.01% - 7.61%	0.42%
Total assets	$21
Liabilities
HFT derivatives –	$1	Modelled pricing	Third-party pricing	$20.80 - $50.29	$26.38
Power swaps and			Probability of default	0.08% - 0.29%	0.15%
physical contracts			Discount rate	0.03% - 2.99%	1.65%
			Correlation factor	84.98% - 84.98%	84.98%
HFT derivatives –	286	Modelled pricing	Third-party pricing	$1.48 - $12.90	$5.75
Natural gas swaps, futures,			Own credit risk	0.01% - 2.94%	0.09%
forwards and physical contracts			Discount rate	0.01% - 11.96%	2.35%
	19	Modelled pricing	Third-party pricing	$2.15 - $13.18	$7.54
			Basis adjustment	$0.07 - $3.43	$2.67
			Own credit risk	0.01% - 2.76%	0.10%
			Discount rate	0.01% - 7.61%	1.38%
Total liabilities	$306
Net assets (liabilities)	$(285)

As at	December 31, 2017
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	$1	Modelled pricing	Third-party pricing	$24.88 - $117.90	$92.93
Power swaps and			Probability of default	0.00% - 0.01%	0.00%
physical contracts			Discount rate	0.00% - 0.13%	0.00%
	8	Modelled pricing	Third-party pricing	$63.48 - $117.00	$102.68
			Correlation factor	0.94% - 0.99%	0.96%
			Probability of default	0.00% - 0.00%	0.00%
			Discount rate	0.00% - 0.00%	0.00%
HFT derivatives –	18	Modelled pricing	Third-party pricing	$2.06 - $8.24	$3.61
Natural gas swaps,			Probability of default	0.00% - 0.05%	0.00%
futures, forwards,			Discount rate	0.00% - 0.29%	0.06%
physical contracts	7	Modelled pricing	Third-party pricing	$2.04 - $12.52	$6.42
and related transportation			Basis adjustment	0.08% - 0.71%	0.52%
			Probability of default	0.00% - 0.00%	0.00%
			Discount rate	0.00% - 0.09%	0.01%
Total assets	$34
Liabilities
HFT derivatives –	$(6)	Modelled pricing	Third-party pricing	$24.88 - $117.90	$95.46
Power swaps and			Own credit risk	0.00% - 0.01%	0.00%
physical contracts			Discount rate	0.00% - 0.13%	0.00%
	2	Modelled pricing	Third-party pricing	$94.5 - $117.00	$105.52
			Correlation factor	0.94% - 0.99%	0.96%
			Probability of default	0.00% - 0.00%	0.00%
			Discount rate	0.00% - 0.00%	0.00%
HFT derivatives –	172	Modelled pricing	Third-party pricing	$1.89 - $11.81	$4.64
Natural gas swaps, futures,			Own credit risk	0.00% - 0.00%	0.00%
forwards and physical contracts			Discount rate	0.00% - 0.12%	0.02%
	15	Modelled pricing	Third-party pricing	$2.15 - $12.52	$8.94
			Basis adjustment	0.08% - 0.71%	0.53%
			Own credit risk	0.00% - 0.00%	0.00%
			Discount rate	0.00% - 0.08%	0.01%
Total liabilities	$183
Net assets (liabilities)	$(149)

Fair Value, Estimate Not Practicable [Table Text Block]
The financial assets and liabilities included on the Consolidated Balance Sheets that are not measured at fair value consisted of the following:

As at
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
December 31, 2018	$15,411	$15,908	$-	$14,991	$917	$15,908
December 31, 2017	$13,881	$15,217	$69	$14,346	$802	$15,217